Statutory-Basis Information (Tables)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Schedule of Statutory Net Income and Statutory Capital and Surplus
The statutory net income (loss) and statutory capital and surplus for Symetra Life and its subsidiaries are as follows:

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Statutory net income (loss):
Symetra Life	$(118.7)	$267.8	$43.4
Subsidiaries	0.5	11.1	7.3
Statutory capital and surplus:
Symetra Life (1)	$2,126.6	$2,218.9	$2,082.4
Subsidiaries	158.0	135.9	134.0
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(1)
Symetra Life’s surplus includes the balances of its three wholly-owned subsidiaries, First Symetra National Life Insurance Company of New York, Symetra National Life Insurance Company and Symetra Reinsurance Corporation.